Long-Term Debt - Long Term Debt Interest Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Amortization fee	$ 5.0	$ 2.9
Loss in repurchase of senior notes	23.2
Whole payment made from proceeds	12.3
Former secured credit facility [Member]
Debt Instrument [Line Items]
Termination of senior secure facility and interest rate swap agreement	$ 29.7